UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22820

Nuveen Flexible Investment Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Flexible Investment Income Fund (JPW)
April 30, 2015

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS — 140.8% (99.2% of Total Investments)
	COMMON STOCKS — 34.7% (24.4% of Total Investments)
	Air Freight & Logistics - 2.2%
15,700	United Parcel Service, Inc., Class B	$ 1,578,321
	Automobiles - 1.8%
82,600	Ford Motor Company, (3)	1,305,080
	Biotechnology - 3.2%
22,600	Gilead Sciences, Inc.	2,271,526
	Capital Markets - 4.9%
58,775	Ares Capital Corporation	1,000,351
27,650	Arlington Asset Investment Corporation	599,452
70,800	Hercules Technology Growth Capital, Inc.	984,120
50,763	TPG Specialty Lending, Inc.	921,856
	Total Capital Markets	3,505,779
	Diversified Consumer Services - 1.5%
34,100	Stonemor Partners LP	1,043,460
	Insurance - 1.3%
27,600	Unum Group	942,816
	Machinery - 2.9%
12,000	Caterpillar Inc., (3)	1,042,560
15,900	PACCAR Inc.	1,039,065
	Total Machinery	2,081,625
	Oil, Gas & Consumable Fuels - 2.9%
25,700	Phillips 66, (3)	2,038,267
	Pharmaceuticals - 4.9%
44,100	GlaxoSmithKline PLC	2,035,215
43,300	Pfizer Inc., (3)	1,469,169
	Total Pharmaceuticals	3,504,384
	Real Estate Investment Trust - 5.2%
25,185	Hannon Armstrong Sustainable Infrastructure Capital Inc.	478,515
66,600	New Residential Investment	1,134,864
55,025	Northstar Realty Finance Corporation	1,032,269
78,600	National Storage Affiliates Trust, (2)	1,008,438
	Total Real Estate Investment Trust	3,654,086
	Software - 1.5%
21,200	Microsoft Corporation, (3)	1,031,168
	Technology Hardware, Storage & Peripherals - 2.4%
28,600	Seagate Technology, (3)	1,679,392
	Total Common Stocks (cost $23,522,527)	24,635,904

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED — 56.6% (39.9% of Total Investments)
	Banks - 4.4%
19,045	Boston Private Financial Holdings Inc.	6.950%	N/R	$ 492,313
13,800	Citigroup Inc.	7.125%	BB+	382,812
19,300	Cowen Group, Inc.	8.250%	N/R	511,064
18,676	FNB Corporation	7.250%	Ba3	522,181
29,200	RBS Capital Trust	6.080%	BB-	726,788
19,450	Regions Financial Corporation	6.375%	BB	509,590
	Total Banks			3,144,748
	Capital Markets - 9.6%
19,100	Apollo Investment Corporation	6.875%	BBB	493,926
6,844	Apollo Investment Corporation	6.625%	BBB	176,233
28,125	Capitala Finance Corporation	7.125%	N/R	726,750
21,224	Fifth Street Finance Corporation	6.125%	BBB-	535,906
34,300	Hercules Technology Growth Capital Incorporated	6.250%	N/R	860,930
5,200	JMP Group Inc.	7.250%	N/R	132,236
42,165	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	1,044,849
14,028	Morgan Stanley	7.125%	BB	397,694
29,143	MVC Capital Incorporated	7.250%	N/R	737,026
24,819	Solar Capital Limited	6.750%	BBB-	617,745
21,775	THL Credit Inc.	6.750%	N/R	555,263
20,195	Triangle Capital Corporation	6.375%	N/R	511,943
	Total Capital Markets			6,790,501
	Consumer Finance - 0.7%
10,085	SLM Corporation, Series A	6.970%	B3	497,191
	Diversified Financial Services - 3.4%
20,000	KKR Financial Holdings LLC	7.375%	BBB	519,600
21,075	Main Street Capital Corporation	6.125%	N/R	535,305
6,850	Oxford Lane Capital Corporation	8.125%	N/R	172,826
30,557	Oxford Lane Capital Corporation	7.500%	N/R	763,314
17,071	PennantPark Investment Corporation	6.250%	BBB-	429,677
	Total Diversified Financial Services			2,420,722
	Electric Utilities - 0.6%
18,375	Entergy Arkansas Inc., (5)	6.450%	BB+	463,969
	Food Products - 2.8%
30,300	CHS Inc.	7.100%	N/R	808,707
46,075	CHS Inc.	0.000%	N/R	1,203,479
	Total Food Products			2,012,186
	Insurance - 5.0%
21,038	Argo Group US Inc.	6.500%	BBB-	535,627
3,720	Aspen Insurance Holdings Limited	7.401%	BBB-	97,650
10,000	Aspen Insurance Holdings Limited	7.250%	BBB-	265,400
13,148	Hanover Insurance Group	6.350%	BB+	333,039
38,525	Kemper Corporation	7.375%	Ba1	1,021,683
12,000	Maiden Holdings NA Limited	8.000%	BBB-	321,360
19,325	Maiden Holdings NA Limited	7.750%	BBB-	515,784
17,199	National General Holding Company	7.500%	N/R	431,179
	Total Insurance			3,521,722
	Marine - 2.6%
5,483	Costamare Inc.	8.500%	N/R	139,542
14,807	Costamare Inc.	7.625%	N/R	369,435
24,500	Navios Maritime Holdings Inc.	8.625%	N/R	526,750
17,045	Seaspan Corporation	8.250%	N/R	443,170
14,035	Seaspan Corporation	6.375%	N/R	353,822
	Total Marine			1,832,719
	Oil, Gas & Consumable Fuels - 2.6%
14,716	Nustar Logistics Limited Partnership	7.625%	Ba2	384,382
25,723	Scorpio Tankers Inc.	7.500%	N/R	658,509
17,500	Scorpio Tankers Inc.	6.750%	N/R	430,500
8,468	Tsakos Energy Navigation Limited	8.875%	N/R	215,511
4,700	Tsakos Energy Navigation Limited			116,795
1,080	Tsakos Energy Navigation Limited	6.375%	N/R	27,076
	Total Oil, Gas & Consumable Fuels			1,832,773
	Real Estate Investment Trust - 20.4%
28,020	AG Mortgage Investment Trust	8.000%	N/R	701,901
36,440	American Realty Capital Properties Inc.	6.700%	N/R	874,924
19,890	Apollo Commercial Real Estate Finance	8.625%	N/R	523,505
20,354	Apollo Residential Mortgage Inc.	8.000%	N/R	504,779
7,684	Arbor Realty Trust Incorporated	8.250%	N/R	192,100
21,682	Arbor Realty Trust Incorporated	7.375%	N/R	545,302
9,213	Ashford Hospitality Trust Inc.	9.000%	N/R	244,052
14,400	Cedar Shopping Centers Inc., Series A	7.250%	N/R	372,816
14,560	Chesapeake Lodging Trust	7.750%	N/R	387,296
5,633	Colony Financial Inc.	0.000%	N/R	148,824
22,975	Colony Financial Inc.	0.000%	N/R	585,863
14,000	Coresite Realty Corporation	7.250%	N/R	362,460
16,061	Digital Realty Trust Inc.	7.375%	Baa3	436,538
16,692	Dupont Fabros Technology	7.875%	Ba2	429,986
11,225	Inland Real Estate Corporation	8.125%	N/R	296,901
19,800	Inland Real Estate Corporation	6.950%	N/R	509,850
40,924	Invesco Mortgage Capital Inc.	7.750%	N/R	1,008,367
14,264	MFA Financial Inc.	8.000%	N/R	367,155
17,574	MFA Financial Inc.	7.500%	N/R	439,350
20,430	Northstar Realty Finance Corporation	8.875%	N/R	542,008
19,000	Northstar Realty Finance Corporation	8.750%	N/R	504,070
17,725	Penn Real Estate Investment Trust	8.250%	N/R	469,535
8,844	Penn Real Estate Investment Trust	7.375%	N/R	230,121
40,847	Rait Financial Trust	7.625%	N/R	959,905
12,050	Rait Financial Trust	7.125%	N/R	301,009
45,175	Resource Capital Corporation	8.625%	N/R	1,045,350
10,000	Retail Properties of America	7.000%	BB	267,100
10,000	STAG Industrial Inc.	6.625%	BB+	256,000
18,719	Summit Hotel Properties Inc.	7.875%	N/R	494,556
12,013	Urstadt Biddle Properties	7.125%	N/R	315,341
5,950	Urstadt Biddle Properties	6.750%	N/R	153,570
	Total Real Estate Investment Trust			14,470,534
	Real Estate Management & Development - 1.1%
30,870	Kennedy-Wilson Inc.	7.750%	BB-	804,164
	Specialty Retail - 2.1%
57,975	TravelCenters of America LLC	8.000%	N/R	1,527,641
	Wireless Telecommunication Services - 1.3%
35,891	United States Cellular Corporation	7.250%	Ba1	909,837
	Total $25 Par (or similar) Retail Preferred (cost $38,787,152)			40,228,707

Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES - 0.9% (0.7% of Total Investments)
	Real Estate Investment Trust - 0.9% (0.7% of Total Investments)
6,475	American Tower Corporation	5.500%	2/15/2018	N/R	$ 664,335
	Total Convertible Preferred Securities (cost $650,067)				664,335

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS — 38.9% (27.4% of Total Investments)
	Aerospace & Defense - 2.8%
$ 2,000	Bombardier Inc., 144A	7.500%	3/15/25	B+	$ 1,982,500
	Banks - 1.3%
925	Citigroup Inc.	5.950%	12/31/49	BB+	920,085
	Beverages - 1.9%
985	Cott Beverages USA Inc., 144A	6.750%	1/01/20	B-	1,031,787
325	Cott Beverages USA Inc., 144A	5.375%	7/01/22	B-	312,422
1,310	Total Beverages				1,344,209
	Capital Markets - 0.5%
325	BGC Partners Inc.	5.375%	12/09/19	BBB-	334,523
	Commercial Services & Supplies - 2.2%
1,000	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	1,017,500
515	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB-	547,187
1,515	Total Commercial Services & Supplies				1,564,687
	Consumer Finance - 0.9%
765	SLM Corporation	5.625%	8/01/33	BB	623,475
	Diversified Consumer Services - 1.4%
940	Gibson Brands Inc., 144A	8.875%	8/01/18	B-	961,150
	Diversified Telecommunication Services - 2.8%
1,085	GCI Inc., 144A	6.875%	4/15/25	B+	1,112,125
865	US West Communications Company	6.875%	9/15/33	BBB-	872,026
1,950	Total Diversified Telecommunication Services				1,984,151
	Food & Staples Retailing - 0.6%
440	Rite Aid Corporation, 144A	6.125%	4/01/23	B	455,950
	Health Care Providers & Services - 1.3%
905	Kindred Healthcare Inc.	6.375%	4/15/22	B2	932,150
	Independent Power & Renewable Electrity Producers - 2.6%
800	Abengoa Yield PLC, 144A	7.000%	11/15/19	N/R	826,000
1,025	NRG Energy Inc.	6.250%	5/01/24	BB-	1,048,063
1,825	Total Independent Power & Renewable Electricity Producers				1,874,063
	Machinery - 0.5%
375	Terex Corporation	6.000%	5/15/21	BB	380,625
	Marine - 0.6%
475	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	426,312
	Media - 4.1%
1,500	Altice S.A, 144A	7.625%	2/15/25	B	1,516,950
1,435	Dish DBS Corporation	5.875%	11/15/24	BB-	1,413,475
2,935	Total Media				2,930,425
	Metals & Mining - 2.2%
200	FMG Resources, 144A	6.875%	2/01/18	BB+	207,000
985	FMG Resources, 144A	8.250%	11/01/19	BB+	859,413
500	Southern Copper Corporation	5.875%	4/23/45	BBB+	491,650
1,685	Total Metals & Mining				1,558,063
	Oil, Gas & Consumable Fuels - 1.9%
625	Legacy Reserves LP Finance Corporation	6.625%	12/01/21	B	525,000
925	Seadrill Limited, 144A	6.125%	9/15/17	N/R	823,250
1,550	Total Oil, Gas & Consumable Fuels				1,348,250
	Pharmaceuticals - 2.3%
1,025	Concordia Healthcare Corporation, 144A	7.000%	4/15/23	B3	1,040,375
550	VRX Escrow Corp., 144A	6.125%	4/15/25	B1	567,531
1,575	Total Pharmaceuticals				1,607,906
	Real Estate Investment Trust - 1.4%
500	Iron Mountain Inc.	5.750%	8/15/24	B2	517,525
475	Select Income REIT	4.500%	2/01/25	Baa2	474,940
975	Total Real Estate Investment Trust				992,465
	Real Estate Management & Development - 4.8%
1,025	Communications Sales & Leasing Inc., 144A	8.250%	10/15/23	BB	1,051,906
1,205	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	BB-	1,180,900
925	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	B+	978,187
225	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB-	227,834
3,380	Total Real Estate Management & Development				3,438,827
	Wireless Telecommunication Services - 2.8%
850	Frontier Communications Corporation	7.625%	4/15/24	BB	865,938
1,135	Frontier Communications Corporation	6.875%	1/15/25	BB	1,099,236
1,985	Total Wireless Telecommunication Services				1,965,174
27,835	Total Corporate Bonds (cost $27,456,803)				27,624,990

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED — 9.7% (6.8% of Total Investments)
	Banks - 6.8%
775	Bank of America Corporation	6.500%	N/A (6)	BB	$ 823,438
700	Citigroup Inc.	5.800%	N/A (6)	BB+	703,500
900	JPMorgan Chase & Company	6.750%	N/A (6)	BBB-	983,070
100	JPMorgan Chase & Company	6.100%	N/A (6)	BBB-	103,500
365	SunTrust Bank Inc.	5.625%	N/A (6)	BB+	371,387
750	Wells Fargo & Company	5.875%	N/A (6)	BBB	795,937
1,000	Zions Bancorporation	7.200%	N/A (6)	BB-	1,074,500
	Total Banks				4,855,332
	Consumer Finance - 1.3%
538	Ally Financial Inc., 144A	7.000%	N/A (6)	B	548,155
365,000	American Express Company	5.200%	N/A (6)	Baa3	369,563
	Total Consumer Finance				917,718
	Insurance - 1.6%
900	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,107,090
	Total $1,000 Par (or similar) Institutional Preferred (cost $6,564,042)				6,880,140
	Total Long-Term Investments (cost $96,980,591)				100,034,076

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS — 1.2% (0.8% of Total Investmetns)
	REPURCHASE AGREEMENTS - 1.2%
$ 834	Repurchase Agreements with Fixed Income Clearing Corporation, dated 4/30/15, repurchae price $834,044, collateralized by $830,000 U.S. Treasury Notes 2.250%, due 11/15/24, value $853,863	0.000%	5/01/15	$ 834,044
	Total Short - Term Investments (cost $834,044)			834,044
	Total Investments (cost $97,814,635)-142.0%			100,868,120
	Borrowings Payable - (42.2)% (7), (8)			(30,000,000)
	Other Assets Less Liabilities - 0.2% (9)			187,131
	Net Assets Applicable to Common Shares - 100%			$ 71,055,251

Investments in Derivatives as of April 30, 2015

Options Written Outstanding

Number of		Exchange-Traded/	Notional	Expiration	Strike
Contract	Description	Over-the-Counter	Amount (10)	Date	Price	Value
(116)	Caterpillar Inc.	Exchange-Traded	$ (1,044,000)	5/15/15	$ 90	$ (3,828)
(656)	Ford Motor Company	Exchange-Traded	(1,049,600)	6/19/15	16	(21,976)
(212)	Microsoft Corporation	Exchange-Traded	(1,017,600)	8/21/15	48	(52,152)
(302)	Pfizer Inc.	Exchange-Traded	(1,026,800)	6/19/15	34	(21,593)
(125)	Phillips 66	Exchange-Traded	(1,000,000)	5/15/15	80	(14,063)
(188)	Seagate Technology	Exchange-Traded	(1,128,000)	9/18/15	60	(59,220)
(1,599)	Total Call Options (premiums received $138,454)		$ (6,266,000)			$ (172,832)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$24,635,904	$—	$—	$24,635,904
$25 Par (or similar) Retail Preferred	39,764,738	463,969	—	40,228,707
Convertible Preferred	664,335	—	—	664,335
Corporate Bonds	—	27,624,990	—	27,624,990
$1,000 Par (or similar) Institutional Preferred	—	6,880,140	—	6,880,140
Short-Term Investments:
Repurchase Agreements	—	834,044	—	834,044
Investments in Derivatives:
Options Written	(172,832)	—	—	(172,832)
Total	$64,892,145	$35,803,143	$—	$100,695,288

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognion of premium amortization, timing differences in recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments (excluding investments in derivatives) was $97,866,911.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation				$ 3,792,522
Depreciation				(791,313)

Net unrealized appreciation (depreciation) of investments				$ 3,001,209

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Perpetual security. Maturity date is not applicable.

(7)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $63,623,346 have been pledged as collateral for borrowings.

(8)	Borrowings as a percentage of Total Investments is (29.7)%.

(9)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities alson includes the value of options.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Flexible Investment Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2015